Nuveen Equity Long/Short Fund
Portfolio of Investments May 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.3%
X 98,199,250 COMMON STOCKS - 99.3%
X 98,199,250
Aerospace & Defense - 0.9%
4,400 Huntington Ingalls Industries Inc $ 886,072
Total Aerospace & Defense 886,072
Automobiles - 0.5%
2,300 Tesla Inc (2) 469,039
Total Automobiles 469,039
Banks - 1.7%
12,800 JPMorgan Chase & Co 1,737,088
Total Banks 1,737,088
Beverages - 2.0%
15,000 Coca-Cola Co/The 894,900
18,000 Monster Beverage Corp (2) 1,055,160
Total Beverages 1,950,060
Biotechnology - 1.5%
14,500 Gilead Sciences Inc 1,115,630
1,900 United Therapeutics Corp (2) 398,506
Total Biotechnology 1,514,136
Broadline Retail - 2.6%
21,200 Amazon.com Inc (2) 2,556,296
Total Broadline Retail 2,556,296
Capital Markets - 3.7%
2,900 Ameriprise Financial Inc 865,563
12,800 Morgan Stanley 1,046,528
10,000 Nasdaq Inc 553,500
3,300 S&P Global Inc 1,212,519
Total Capital Markets 3,678,110
Chemicals - 3.3%
17,000 Corteva Inc 909,330
15,300 DuPont de Nemours Inc 1,028,007
3,750 Linde PLC 1,326,225
Total Chemicals 3,263,562
Communications Equipment - 0.9%
20,000 Ciena Corp (2) 934,800
Total Communications Equipment 934,800
Consumer Staples Distribution & Retail - 1.8%
2,300 Costco Wholesale Corp 1,176,588
2,800 Dollar General Corp 563,052
Total Consumer Staples Distribution & Retail 1,739,640
Containers & Packaging - 1.1%
7,200 Crown Holdings Inc 548,856
13,500 Sealed Air Corp 510,975
Total Containers & Packaging 1,059,831

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Shares Description (1) Value
Electric Utilities - 2.6%
14,900 Alliant Energy Corp $ 766,754
7,000 American Electric Power Co Inc 581,840
16,900 NextEra Energy Inc 1,241,474
Total Electric Utilities 2,590,068
Electrical Equipment - 2.2%
6,400 Eaton Corp PLC 1,125,760
3,600 Hubbell Inc 1,016,856
Total Electrical Equipment 2,142,616
Entertainment - 2.0%
3,500 Netflix Inc (2) 1,383,305
4,600 Take-Two Interactive Software Inc (2) 633,558
Total Entertainment 2,016,863
Financial Services - 2.3%
9,900 Fiserv Inc (2) 1,110,681
3,100 Mastercard Inc., Class A 1,131,562
Total Financial Services 2,242,243
Food Products - 2.1%
24,500 Kraft Heinz Co/The 936,390
15,200 Mondelez International Inc, Class A 1,115,832
Total Food Products 2,052,222
Ground Transportation - 0.7%
3,700 Union Pacific Corp 712,324
Total Ground Transportation 712,324
Health Care Equipment & Supplies - 2.8%
12,000 Boston Scientific Corp (2) 617,760
8,900 Dexcom Inc (2) 1,043,614
4,100 Stryker Corp 1,129,878
Total Health Care Equipment & Supplies 2,791,252
Health Care Providers & Services - 2.4%
1,550 Elevance Health Inc 694,121
2,200 Humana Inc 1,104,114
1,200 UnitedHealth Group Inc 584,688
Total Health Care Providers & Services 2,382,923
Health Care Technology - 1.0%
5,800 Veeva Systems Inc, Class A (2) 961,060
Total Health Care Technology 961,060
Hotels, Restaurants & Leisure - 1.6%
16,200 Las Vegas Sands Corp (2) 893,106
7,000 Starbucks Corp 683,480
Total Hotels, Restaurants & Leisure 1,576,586
Industrial Conglomerates - 1.0%
5,200 Honeywell International Inc 996,320
Total Industrial Conglomerates 996,320
Industrial REITs - 2.0%
9,800 Prologis Inc 1,220,590
14,800 Rexford Industrial Realty Inc 805,712
Total Industrial REITs 2,026,302

Shares Description (1) Value
Insurance - 2.7%
5,800 Chubb Ltd $ 1,077,640
2,900 Everest Re Group Ltd 986,058
11,700 MetLife Inc 579,735
Total Insurance 2,643,433
Interactive Media & Services - 5.5%
26,600 Alphabet Inc, Class A (2) 3,268,342
8,200 Meta Platforms Inc., Class A (2) 2,170,704
Total Interactive Media & Services 5,439,046
IT Services - 1.4%
4,400 Accenture PLC, Class A 1,346,048
Total IT Services 1,346,048
Life Sciences Tools & Services - 0.8%
3,400 Danaher Corp 780,708
Total Life Sciences Tools & Services 780,708
Machinery - 1.9%
28,500 Flowserve Corp 927,675
10,200 Westinghouse Air Brake Technologies Corp 944,826
Total Machinery 1,872,501
Media - 0.8%
8,900 Omnicom Group Inc 784,891
Total Media 784,891
Metals & Mining - 0.6%
16,200 Freeport-McMoRan Inc 556,308
Total Metals & Mining 556,308
Multi-Utilities - 1.1%
21,500 Dominion Energy Inc 1,081,020
Total Multi-Utilities 1,081,020
Oil, Gas & Consumable Fuels - 3.6%
10,700 ConocoPhillips 1,062,510
8,800 EOG Resources Inc 944,152
4,100 Pioneer Natural Resources Co 817,704
7,400 Valero Energy Corp 792,096
Total Oil, Gas & Consumable Fuels 3,616,462
Pharmaceuticals - 4.3%
18,300 Bristol-Myers Squibb Co 1,179,252
10,500 Catalent Inc (2) 390,915
3,900 Eli Lilly & Co 1,674,894
9,400 Merck & Co Inc 1,037,854
Total Pharmaceuticals 4,282,915
Professional Services - 2.1%
4,600 Automatic Data Processing Inc 961,354
4,900 Verisk Analytics Inc 1,073,639
Total Professional Services 2,034,993
Semiconductors & Semiconductor Equipment - 7.2%
8,000 Applied Materials Inc 1,066,400
2,200 Broadcom Inc 1,777,512
26,000 Intel Corp 817,440

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Shares Description (1) Value
Semiconductors & Semiconductor Equipment (continued)
15,800 Micron Technology Inc $ 1,077,560
6,200 NVIDIA Corp 2,345,708
Total Semiconductors & Semiconductor Equipment 7,084,620
Software - 11.3%
15,100 Microsoft Corp 4,958,689
12,200 Oracle Corp 1,292,468
5,250 Palo Alto Networks Inc (2) 1,120,298
6,600 Salesforce Inc (2) 1,474,308
2,200 ServiceNow Inc (2) 1,198,516
2,500 Synopsys Inc (2) 1,137,400
Total Software 11,181,679
Specialized REITs - 0.8%
3,600 SBA Communications Corp 798,408
Total Specialized REITs 798,408
Specialty Retail - 3.0%
14,900 TJX Cos Inc/The 1,144,171
4,800 Tractor Supply Co 1,006,032
1,975 Ulta Beauty Inc (2) 809,414
Total Specialty Retail 2,959,617
Technology Hardware, Storage & Peripherals - 5.3%
25,300 Apple Inc 4,484,425
56,300 Hewlett Packard Enterprise Co 811,846
Total Technology Hardware, Storage & Peripherals 5,296,271
Textiles, Apparel & Luxury Goods - 1.6%
14,100 Capri Holdings Ltd (2) 494,910
10,400 NIKE Inc, Class B 1,094,704
Total Textiles, Apparel & Luxury Goods 1,589,614
Tobacco - 1.2%
12,900 Philip Morris International Inc 1,161,129
Total Tobacco 1,161,129
Trading Companies & Distributors - 0.8%
1,200 WW Grainger Inc 778,824
Total Trading Companies & Distributors 778,824

Shares Description (1) Value
Wireless Telecommunication Services - 0.6%
4,600 T-Mobile US Inc (2) $ 631,350
Total Wireless Telecommunication Services 631,350
Total Common Stocks
(cost $81,579,664) 98,199,250
Total Long-Term Investments
(cost $81,579,664) 98,199,250
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.9%
X 936,000 REPURCHASE AGREEMENTS - 0.9%
X 936,000
$ 936 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 5/31/23, repurchase price
$936,130, collateralized $1,017,600 U.S. Treasury
Note, 2.875%, due 05/15/32, value $954,755
5.010% 6/01/23 $ 936,000
Total Repurchase Agreements
(cost $936,000) 936,000
Total Short-Term Investments
(cost $936,000) 936,000
Total Investments
(cost $ 82,515,664 ) - 100 .2% 99,135,250
Shares Description (1) Value
-28430494 COMMON STOCKS SOLD SHORT - (28.7)%(3) X (28,430,494)
Aerospace & Defense - (0.5)%
(4,900) BWX Technologies Inc $ (295,568)
(1,400) L3Harris Technologies Inc (246,288)
Total Aerospace & Defense (541,856)
a a a a a a a a a
Automobiles - (0.2)%
(20,000) Ford Motor Co (240,000)
a a a a a a a a a
Banks - (0.3)%
(18,000) Regions Financial Corp (310,860)
a a a a a a a a a
Beverages - (0.3)%
(4,500) Brown-Forman Corp, Class B (277,965)
a a a a a a a a a
Building Products - (0.3)%
(3,550) Advanced Drainage Systems Inc (343,534)
a a a a a a a a a
Capital Markets - (1.0)%
(2,500) Blackstone Inc (214,100)
(750) Moody's Corp (237,660)
(3,700) State Street Corp (251,674)
(2,400) T Rowe Price Group Inc (257,184)
Total Capital Markets (960,618)
a a a a a a a a a
Chemicals - (1.3)%
(700) Air Products and Chemicals Inc (188,398)
(3,850) Eastman Chemical Co (296,797)
(1,400) Ecolab Inc (231,070)
(2,600) FMC Corp (270,608)
(3,100) LyondellBasell Industries NV, Class A (265,174)
Total Chemicals (1,252,047)
a a a a a a a a a
Communications Equipment - (0.3)%
(9,600) Juniper Networks Inc (291,552)
a a a a a a a a a
Construction & Engineering - (0.3)%
(10,300) MDU Resources Group Inc (300,554)
a a a a a a a a a

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Shares Description (1) Value
Consumer Finance - (0.6)%
(2,800) Capital One Financial Corp $ (291,788)
(10,000) Synchrony Financial (309,600)
Total Consumer Finance (601,388)
a a a a a a a a a
Consumer Staples Distribution & Retail - (0.5)%
(6,000) Kroger Co/The (271,980)
(3,600) Sysco Corp (251,820)
Total Consumer Staples Distribution & Retail (523,800)
a a a a a a a a a
Containers & Packaging - (1.2)%
(28,200) Amcor PLC (271,848)
(2,800) AptarGroup Inc (314,972)
(5,500) Ball Corp (281,380)
(9,400) International Paper Co (276,736)
Total Containers & Packaging (1,144,936)
a a a a a a a a a
Distributors - (0.5)%
(1,700) Genuine Parts Co (253,181)
(850) Pool Corp (268,795)
Total Distributors (521,976)
a a a a a a a a a
Diversified Consumer Services - (0.3)%
(35,000) Mister Car Wash Inc (2) (288,750)
a a a a a a a a a
Electric Utilities - (1.4)%
(2,100) Duke Energy Corp (187,509)
(3,800) Edison International (256,576)
(2,800) Entergy Corp (274,960)
(3,800) Eversource Energy (263,074)
(5,800) Exelon Corp (229,970)
(2,600) Southern Co/The (181,350)
Total Electric Utilities (1,393,439)
a a a a a a a a a
Electrical Equipment - (0.2)%
(2,800) Emerson Electric Co (217,504)
a a a a a a a a a
Electronic Equipment, Instruments & Components - (0.5)%
(8,600) Corning Inc (264,966)
(6,000) Trimble Inc (2) (280,020)
Total Electronic Equipment, Instruments & Components (544,986)
a a a a a a a a a
Equity Real Estate Investment Trusts (REITs) - (1.3)%
(6,200) CubeSmart (275,528)
(2,700) Digital Realty Trust Inc (276,642)
(27,500) Douglas Emmett Inc (319,000)
(750) Public Storage (212,475)
(4,300) Realty Income Corp (255,592)
Total Equity Real Estate Investment Trusts (REITs) (1,339,237)
a a a a a a a a a
Food Products - (0.6)%
(3,500) McCormick & Co Inc/MD (300,055)
(5,800) Tyson Foods Inc, Class A (293,712)
Total Food Products (593,767)
a a a a a a a a a
Gas Utilities - (0.3)%
(2,500) Atmos Energy Corp (288,200)
a a a a a a a a a
Ground Transportation - (0.3)%
(1,600) JB Hunt Transport Services Inc (267,152)
a a a a a a a a a

Shares Description (1) Value
Health Care Equipment & Supplies - (1.1)%
(3,400) Hologic Inc (2) $ (268,226)
(1,800) Masimo Corp (2) (291,312)
(1,200) ResMed Inc (252,948)
(1,400) STERIS PLC (279,958)
Total Health Care Equipment & Supplies (1,092,444)
a a a a a a a a a
Health Care Providers & Services - (0.9)%
(14,400) agilon health Inc (2) (286,272)
(12,000) Premier Inc, Class A (300,000)
(2,100) Quest Diagnostics Inc (278,565)
Total Health Care Providers & Services (864,837)
a a a a a a a a a
Hotels, Restaurants & Leisure - (0.9)%
(8,200) Aramark (323,736)
(4,600) Planet Fitness Inc., Class A (2) (294,124)
(13,600) Wendy's Co/The (299,336)
Total Hotels, Restaurants & Leisure (917,196)
a a a a a a a a a
Household Durables - (0.9)%
(2,750) Garmin Ltd (2) (283,663)
(9,600) Leggett & Platt Inc (292,608)
(52) NVR Inc (2) (288,819)
Total Household Durables (865,090)
a a a a a a a a a
Household Products - (0.2)%
(1,700) Kimberly-Clark Corp (228,276)
a a a a a a a a a
Insurance - (1.1)%
(2,800) Cincinnati Financial Corp (270,200)
(4,000) Principal Financial Group Inc (261,840)
(3,000) Prudential Financial Inc (236,070)
(7,600) Ryan Specialty Holdings Inc (2) (310,004)
Total Insurance (1,078,114)
a a a a a a a a a
Internet & Direct Marketing Retail - (0.3)%
(3,500) Etsy Inc (2) (283,675)
a a a a a a a a a
IT Services - (1.5)%
(3,300) Akamai Technologies Inc (2) (303,996)
(2,000) Broadridge Financial Solutions Inc (293,440)
(4,100) Cognizant Technology Solutions Corp, Class A (256,209)
(1,200) EPAM Systems Inc (2) (307,944)
(1,600) Globant SA (2) (294,096)
Total IT Services (1,455,685)
a a a a a a a a a
Life Sciences Tools & Services - (0.9)%
(3,900) Bio-Techne Corp (318,981)
(7,100) QIAGEN NV (2) (320,636)
(2,400) Revvity Inc (276,768)
Total Life Sciences Tools & Services (916,385)
a a a a a a a a a
Media - (0.3)%
(9,600) Fox Corp, Class A (299,520)
a a a a a a a a a
Metals & Mining - (0.3)%
(2,900) Steel Dynamics Inc (266,510)
a a a a a a a a a
Multi-Utilities - (0.3)%
(2,900) Consolidated Edison Inc (270,570)
a a a a a a a a a

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not
Shares Description (1) Value
Oil, Gas & Consumable Fuels - (0.7)%
(15,200) Kinder Morgan Inc $ (244,872)
(4,500) ONEOK Inc (254,970)
(8,500) Williams Cos Inc/The (243,610)
Total Oil, Gas & Consumable Fuels (743,452)
a a a a a a a a a
Pharmaceuticals - (0.3)%
(8,400) Royalty Pharma PLC, Class A (275,016)
a a a a a a a a a
Professional Services - (1.2)%
(3,700) CoStar Group Inc (2) (293,780)
(1,350) Equifax Inc (281,637)
(4,400) Robert Half International Inc (286,088)
(4,200) TransUnion (302,316)
Total Professional Services (1,163,821)
a a a a a a a a a
Residential REITs - (0.3)%
(7,500) UDR Inc (297,525)
a a a a a a a a a
Road & Rail - (0.3)%
(5,800) U-Haul Holding Co (268,482)
a a a a a a a a a
Semiconductors & Semiconductor Equipment - (1.1)%
(2,600) Entegris Inc (273,650)
(1,300) First Solar Inc (2) (263,848)
(3,200) Microchip Technology Inc (240,832)
(3,100) Teradyne Inc (310,589)
Total Semiconductors & Semiconductor Equipment (1,088,919)
a a a a a a a a a
Software - (0.9)%
(950) ANSYS Inc (2) (307,410)
(1,150) Autodesk Inc (2) (229,299)
(14,500) Paycor HCM Inc (2) (318,855)
Total Software (855,564)
a a a a a a a a a
Specialized REITs - (0.3)%
(6,000) Iron Mountain Inc (320,520)
a a a a a a a a a
Specialty Retail - (1.5)%
(9,100) Bath & Body Works Inc (320,684)
(3,800) Best Buy Co Inc (276,146)
(4,200) CarMax Inc (2) (303,282)
(3,200) Floor & Decor Holdings Inc, Class A (2) (292,192)
(2,500) Williams-Sonoma Inc (283,775)
Total Specialty Retail (1,476,079)
a a a a a a a a a
Textiles, Apparel & Luxury Goods - (0.6)%
(4,900) Carter's Inc (304,633)
(5,600) Skechers USA Inc, Class A (2) (287,672)
Total Textiles, Apparel & Luxury Goods (592,305)
a a a a a a a a a
Trading Companies & Distributors - (0.3)%
(900) Watsco Inc (291,933)
a a a a a a a a a
Water Utilities - (0.3)%
(1,900) American Water Works Co Inc (274,455)
a a a a a a a a a
Total Common Stocks Sold Short
(proceeds $31,328,689) (28,430,494)
Other Assets & Liabilities, Net -  28.5% 28,240,614
Net Assets - 100% $ 98,945,370

include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Equity Long/Short
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 98,199,250 $ – $ – $ 98,199,250
Short-Term Investments:
Repurchase Agreements – 936,000 – 936,000
Common Stocks Sold Short (28,430,494) – – (28,430,494)
Total
$ 69,768,756 $ 936,000 $ – $ 70,704,756
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold
Short. As of the end of the reporting period, long-term investments with a value of $53,961,370 have been pledged as collateral for Common
Stocks Sold Short.
REIT Real Estate Investment Trust
S&P Standard & Poor's